Other Operating Expenses	6 Months Ended
Dec. 31, 2022
Other operating expenses [abstract]
Other operating expenses

Note 14. Other operating expenses

	As of December 31, 2022	As of December 31, 2021
Transaction Expenses(i)	4,469,987	—
Miscellaneous Expenses	21,057	14,371
Other operating expenses	$4,491,044	$14,371

(i)	The transaction expenses were adjusted by the capitalization of the cost specifically attributable to the issue of new shares (using a criteria based on the percentage of shares issued) recognized in share premium.